Warrant Liabilities	6 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
WARRANT LIABILITIES

12 — WARRANT LIABILITIES

In connection with convertible notes (Note 11), the Company issued Purchase Warrants to the Holder to purchase up to 74,451 Class A ordinary shares, 79,599 Class A ordinary shares, 160,020 Class A ordinary shares, 202,459 Class A ordinary shares and 123,002 Class A ordinary shares, respectively, in the First Closing of First Tranche, Second Closing of First Tranche, Third Closing of First Tranche, First Closing of Second Tranche and Second Closing of Second Tranche. Each of the Purchase Warrants will mature on the fifth anniversary since its issuance.

The exercise price for each Purchase Warrants were as the following:

Exercise Price
US$
First Closing of First Tranche	4.71
Second Closing of First Tranche	4.66
Third Closing of First Tranche	3.06
First Closing of Second Tranche	1.70
Second Closing of Second Tranche	1.18

The Purchase Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Purchase Warrants. The exercise prices of the Purchase Warrants are subject to adjustments in the events of i) share splits and combinations, ii) ordinary share dividends and distributions, iii) reclassifications, exchanges, substitutions, and iv) issuance of Class A ordinary shares, issuance of options, issuance of convertible stocks, change in option price or rate of conversion and issuance of units. If at any time after 90 days after the Initial Exercise Date there is no effective registration statement registering the Purchase Warrant Shares, or the prospectus contained therein is not available for the issuance of the Purchase Warrant Shares to the Holder, then this Purchase Warrant may also be exercised, in whole or in part, at such time by means of a “cashless exercise”.

On December 16, 2024, the Company entered into a share subscription facility (the “Share Subscription Facility”), pursuant to which a third-party investor agreed, subject to certain conditions, to subscribe for the Company’s Class A ordinary shares. In connection with the Share Subscription Facility, the Company entered into a waiver agreement (the “Waiver Agreement”) with the Holder of the Company’s convertible notes and purchase warrants. Pursuant to the Waiver Agreement, the Holder agreed to waive certain rights arising under the Securities Purchase Agreement and the related convertible notes, including rights related to price adjustments and other protective provisions, that could otherwise have been triggered by the Company’s entry into equity financing arrangements.

On June 22, 2025, upon the Company’s entry into an equity purchase agreement with Hudson Global Ventures, LLC, which constituted a triggering event under the Waiver Agreement, the Company issued 240,000 Waiver Warrants to L1 at an exercise price of $1.70 per share, subject to adjustment for subsequent financing transactions.

In addition, pursuant to the anti-dilution and price adjustment provisions of the Purchase Warrants, subsequent financing transactions at prices below the then-current exercise prices resulted in a downward adjustment of the exercise prices of all outstanding Purchase Warrants and Waiver Warrants to $1.18 per share.

The issuance of Purchase Warrants triggered the adjustments of exercise prices for Purchase Warrants issued in the three closings of First Tranche and one closing of Second Tranche. The Company adjusted the Purchase Warrants to the Holder to purchase up to 296,742 Class A ordinary shares, 301,094 Class A ordinary shares, 440,094 Class A ordinary shares, 291,193 Class A ordinary shares and 123,002 Class A ordinary shares, respectively, in the First Closing of First Tranche, Second Closing of First Tranche, Third Closing of First Tranche, First Closing of Second Tranche and Second Closing of Second Tranche. The Company adjusted the Waiver Warrants to the Holder to purchase up to 571,588 Class A ordinary shares. The exercise price was decreased to $1.18 for all Purchase Warrants and Waiver Warrants.

As the Purchase Warrants are not indexed to the Company’s stock according to ASC 815, therefore, the Purchase Warrants are classified as liability. The Company accounted for warrant liability with fair value changes charged to the account of “changes in fair value of warrant liabilities” on the unaudited condensed consolidated statements of operations and comprehensive loss.

On issuance dates, the Company recognized the Purchase Warrants at fair value of $106,000, $120,000, $149,000, $85,200 and $40,600, respectively. For the six months ended December 31, 2024 and 2025, the Company recognized gain on fair value change of warrant liabilities aggregating $196,000 and loss on fair value change of warrant liabilities aggregating $184,200.

The Waiver Warrants were determined to be derivative liabilities under ASC 815-40, as they are not considered indexed to the Company’s own stock due to their variable settlement provisions. The Waiver Warrants constituted newly issued derivative instruments and were initially recognized at fair value on the issuance date.

The issuance of the Waiver Warrants did not result in the replacement or cancellation of the existing convertible notes issued in the first three closings, nor did it modify the notes’ principal amounts, stated interest rates, or contractual maturity dates. Instead, the Waiver Warrants were issued as consideration to the holder in exchange for the waiver of certain rights under the existing convertible notes. Accordingly, the Company concluded that the issuance of the Waiver Warrants represented a modification of the existing convertible notes rather than an extinguishment under ASC 470-50.

The fair value of the Waiver Warrants was recorded as an additional debt discount and is amortized over the remaining term of the related credit facility using the effective interest method. As the convertible notes issued in the first three closings were fully repaid on June 23, 2025, the remaining unamortized debt discount related to the Waiver Warrants was expensed immediately upon issuance.

For the year ended June 30, 2025, the Company recognized $76,500 of interest expense related to the debt discount arising from the issuance of the Waiver Warrants.

The fair value of Purchase Warrant and Waiver Warrants was estimated using Black-Scholes model. The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	First Closing of First Tranche	Second Closing of First Tranche	Third Closing of First Tranche	First Closing of Second Tranche	Waiver Warrants	Second Closing of Second Tranche
Issuance Date	On September 24, 2024	On October 7, 2024	On December 12, 2024	On February 20, 2025	On June 22, 2025	On July 22, 2025
Risk-free rate	3.62%	4.00%	4.37%	4.50%	3.99%	3.96%
Estimated volatility rate	43.79%	43.88%	44.39%	40.58%	38.11%	37.68%
Dividend yield	0%	0%	0%	0%	0%	0%
Spot price of underling ordinary share	3.87	3.86	2.53	1.28	0.98	0.99
Exercise price	4.71	4.47	3.25	1.70	1.70	1.18
Fair value of Purchase Warrant in USD	106,000	120,000	149,000	85,200	76,500	40,600

	First Closing of First Tranche	Second Closing of First Tranche	Third Closing of First Tranche	First Closing of Second Tranche	Waiver Warrants
Balance Sheet Date	On June 30, 2025	On June 30, 2025	On June 30, 2025	On June 30, 2025	On June 30, 2025
Risk-free rate	3.87%	3.87%	3.89%	3.83%	3.82%
Estimated volatility rate	37.58%	37.52%	38.23%	37.81%	38.18%
Dividend yield	0%	0%	0%	0%	0%
Spot price of underling ordinary share	1.01	1.01	1.01	1.01	1.01%
Exercise price	1.70	1.70	1.70	1.70	1.70
Fair value of Purchase Warrant in USD	38,800	39,500	62,400	42,300	81,200

	First Closing of First Tranche	Second Closing of First Tranche	Third Closing of First Tranche	First Closing of Second Tranche	Waiver Warrants	Second Closing of Second Tranche
Balance Sheet Date	On December 31, 2025	On December 31, 2025	On December 31, 2025	On December 31, 2025	On December 31, 2025	On December 31, 2025
Risk-free rate	3.66%	3.67%	3.69%	3.71%	3.69%	3.76%
Estimated volatility rate	40.15%	40.09%	40.33%	40.17%	40.34%	39.43%
Dividend yield	0%	0%	0%	0%	0%	0%
Spot price of underling ordinary share	0.90	0.90	0.90	0.90	0.90	0.90
Exercise price	1.18	1.18	1.18	1.18	1.18	1.18
Fair value of Purchase Warrant in USD	68,400	69,700	106,700	72,700	139,000	32,500